Cover Page	12 Months Ended
Dec. 31, 2022
Cover [Abstract]
Document Type	S-4
Entity Registrant Name	Oglethorpe Power Corporation
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000788816
Amendment Flag	false